Property and Equipment (Tables)	12 Months Ended
Jan. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consisted of the following (in thousands):

	As of January 31,
	2016	2015
Land	$183,888	$0
Buildings	614,081	125,289
Computers, equipment and software	1,281,766	1,171,762
Furniture and fixtures	82,242	71,881
Leasehold improvements	473,688	376,761
	2,635,665	1,745,693
Less accumulated depreciation and amortization	(919,837)	(619,827)
	$1,715,828	$1,125,866